MEG-Q1

Quarterly Report
February 28, 2026
MFS®  Growth Fund

Portfolio of Investments
2/28/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace & Defense – 4.4%
Axon Enterprise, Inc. (a)	250,436	$135,836,486
Curtiss-Wright Corp.	180,954	126,727,515
General Electric Co.	2,020,265	691,455,899
Howmet Aerospace, Inc.	2,500,268	656,395,358
RTX Corp.	738,362	149,606,909
		$1,760,022,167
Biotechnology – 1.0%
Gilead Sciences, Inc.	2,601,765	$387,532,897
Broadcasting – 1.6%
Spotify Technology S.A. (a)	890,066	$458,330,586
TKO Group Holdings, Inc.	781,052	174,854,111
		$633,184,697
Brokerage & Asset Managers – 2.7%
Ares Management Co.	1,141,325	$127,839,813
KKR & Co., Inc.	3,807,147	333,810,649
LPL Financial Holdings, Inc.	793,014	238,205,545
NASDAQ, Inc.	4,557,327	399,130,699
		$1,098,986,706
Business Services – 0.4%
CoStar Group, Inc. (a)	1,185,981	$52,930,332
Verisk Analytics, Inc., “A”	430,592	89,377,981
		$142,308,313
Computer Software – 13.2%
Autodesk, Inc. (a)	1,984,061	$487,821,078
Cadence Design Systems, Inc. (a)	1,072,822	323,348,551
Guidewire Software, Inc. (a)	1,051,600	152,818,512
Microsoft Corp.	9,608,378	3,773,594,376
MongoDB, Inc. (a)	334,096	109,740,513
SAP SE	667,378	134,814,584
Snowflake, Inc., “A” (a)	1,170,566	197,135,020
Synopsys, Inc. (a)	266,209	110,210,526
		$5,289,483,160
Computer Software - Systems – 11.4%
Apple, Inc.	13,865,250	$3,662,921,745
Arista Networks, Inc. (a)	2,682,307	358,087,985
Seagate Technology Holdings PLC	699,147	285,140,112
Shopify, Inc. (a)	2,327,777	281,032,517
		$4,587,182,359
Construction – 1.0%
Ferguson Enterprises, Inc.	459,674	$119,864,592
Vulcan Materials Co.	927,118	287,406,580
		$407,271,172
Consumer Services – 1.1%
Airbnb, Inc., “A” (a)	1,417,999	$191,585,845
Uber Technologies, Inc. (a)	3,579,550	269,969,661
		$461,555,506

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 2.9%
Amphenol Corp., “A”	5,584,065	$815,608,534
Eaton Corp. PLC	544,653	204,745,956
Emerson Electric Co.	1,038,783	156,596,537
		$1,176,951,027
Electronics – 20.3%
Applied Materials, Inc.	688,197	$256,215,743
ASML Holding N.V.	93,660	136,498,720
Broadcom, Inc.	3,585,311	1,145,686,130
KLA Corp.	271,284	413,586,022
NVIDIA Corp.	31,341,083	5,553,326,497
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,681,495	629,854,397
		$8,135,167,509
Energy - Renewables – 2.5%
GE Vernova, Inc.	1,134,806	$991,366,522
Food & Beverages – 0.9%
Monster Beverage Corp. (a)	4,290,021	$365,938,791
Gaming & Lodging – 1.2%
Hilton Worldwide Holdings, Inc.	1,578,620	$492,182,144
Interactive Media Services – 11.9%
Alphabet, Inc., “A”	10,310,653	$3,214,449,179
AppLovin Corp. (a)	726,540	315,877,796
Meta Platforms, Inc., “A”	1,936,575	1,255,249,184
		$4,785,576,159
Leisure & Toys – 0.6%
Take-Two Interactive Software, Inc. (a)	1,193,756	$252,455,519
Machinery & Tools – 1.6%
Caterpillar, Inc.	345,316	$256,511,084
Ingersoll Rand, Inc.	1,256,627	118,298,866
Trane Technologies PLC	604,073	279,275,029
		$654,084,979
Major Banks – 1.0%
Goldman Sachs Group, Inc.	318,989	$274,193,375
PNC Financial Services Group, Inc.	511,373	108,590,056
		$382,783,431
Medical Equipment – 6.0%
Abbott Laboratories	2,415,806	$281,079,028
Agilent Technologies, Inc.	1,387,460	168,409,895
Boston Scientific Corp. (a)	3,502,017	269,130,006
Danaher Corp.	2,211,095	465,745,051
Medline, Inc., “A” (a)	2,676,659	127,168,069
Medtronic PLC	4,746,767	463,569,265
Thermo Fisher Scientific, Inc.	1,217,745	634,579,097
		$2,409,680,411
Natural Gas - Pipeline – 0.5%
Cheniere Energy, Inc.	853,452	$201,184,240

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 3.3%
Mastercard, Inc., “A”	2,362,617	$1,221,969,139
Moody's Corp.	185,783	88,728,103
		$1,310,697,242
Real Estate – 0.4%
CBRE Group, Inc., “A” (a)	1,181,548	$174,467,378
Restaurants – 0.9%
Starbucks Corp.	3,615,823	$354,422,970
Specialty Chemicals – 0.6%
Linde PLC	455,736	$231,550,347
Specialty Stores – 6.7%
Amazon.com, Inc. (a)	11,659,009	$2,448,391,890
O'Reilly Automotive, Inc. (a)	2,512,491	235,872,655
		$2,684,264,545
Tobacco – 1.0%
Philip Morris International, Inc.	2,062,014	$385,246,076
Utilities - Electric Power – 0.2%
Vistra Corp.	487,640	$84,795,720
Total Common Stocks		$39,840,341,987
Mutual Funds (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 3.7% (v)	234,332,744	$234,356,177

Other Assets, Less Liabilities – 0.1%		20,801,059
Net Assets – 100.0%		$40,095,499,223

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $234,356,177 and
$39,840,341,987, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$39,840,341,987	$—	$—	$39,840,341,987
Investment Companies	234,356,177	—	—	234,356,177
Total	$40,074,698,164	$—	$—	$40,074,698,164
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended February 28, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$170,071,529	$1,909,983,748	$1,845,692,589	$9,531	$(16,042)	$234,356,177

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,060,360	$—